Revenue and Segment Information - Schedule of Disaggregation of Revenue from Contracts with Customers Recognized at a Point in Time (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sales of primarily-processed white teas
Revenues from sales of product	$ 4,998	$ 7,695	$ 15,014	$ 24,122	$ 24,306
Premium-Grade [Member]
Sales of primarily-processed white teas
Revenues from sales of product	1,197	1,074	1,783	3,578	3,494
First-Grade [Member]
Sales of primarily-processed white teas
Revenues from sales of product	1,212	1,665	3,260	5,806	6,224
Second-Grade [Member]
Sales of primarily-processed white teas
Revenues from sales of product	717	1,721	3,029	5,088	5,001
Third-Grade [Member]
Sales of primarily-processed white teas
Revenues from sales of product	744	1,656	3,159	5,413	5,515
Premium-Grade One [Member]
Sales of primarily-processed white teas
Revenues from sales of product	198	207	449	691	747
First-Grade One [Member]
Sales of primarily-processed white teas
Revenues from sales of product	430	431	776	1,176	1,237
Second-Grade One [Member]
Sales of primarily-processed white teas
Revenues from sales of product	304	398	690	900	990
Third-Grade One [Member]
Sales of primarily-processed white teas
Revenues from sales of product	196	388	669	1,031	1,082
Sales of Refined Teas [Member]
Sales of primarily-processed white teas
Revenues from sales of product		$ 155	$ 1,199	$ 439	$ 16